Finance Costs, Net (Tables)	9 Months Ended
Jun. 30, 2024
Finance Costs, Net [Abstract]
Schedule of Finance Costs, Net
	Three months ended June 30,		Nine months ended June 30,
	2024 $	2023 $	2024 $	2023 $
Interest expenses (income)
Interest income	(60,133)	(49,921)	(302,799)	(118,011)
Gain on term loan modification	—	(4,332,173)	—	(4,332,173)
Gain on other loan settlement	—	(1,605,561)	—	(1,605,561)
Interest expense on term loan (Note 6)	786,524	481,978	2,184,047	1,397,158
Interest expense on lease liabilities	71,359	81,934	237,537	319,294
Interest expense on credit facility (Note 6)	997,725	1,262,123	3,815,876	3,540,716
Interest expense on convertible notes (Note 6)	2,214,525	165,038	5,468,885	165,038
Interest expense on bridge loans	—	138,347	—	138,347
Interest expense on other loan (Note 6)	—	27,131	—	160,413
Accretion and remeasurement of government grant liability (Note 8)	70,391	74,115	198,033	353,293
Bridge loans issuance cost	—	350,000	—	350,000
SEPA commitment fee (Note 9)	512,775	—	512,775	—
Capitalized borrowing costs (Note 4)	(2,566,151)	(590,429)	(6,436,722)	(2,183,943)
	2,027,015	(3,997,418)	5,677,632	(1,815,429)
Loss (gain) on revaluation of instruments carried at fair value
Warrant liability (Note 7)	(2,179,587)	—	(1,011,816)	—
Conversion option (Note 6)	(3,228,921)	(14,554)	(5,475,289)	(14,554)
	(5,408,508)	(14,554)	(6,487,105)	(14,554)
Other
Loss (gain) on lease modification (Note 15)	1,819	—	(204,146)	—
Non-capitalizable financing costs	96,840	—	96,840	—
Modification of convertible loans (Note 6)	—	—	9,645	—
Bank charges	9,926	6,096	33,808	47,346
Foreign exchange loss (gain)	396,315	(141,391)	315,411	71,676
	504,900	(135,295)	251,558	119,022
Finance costs, net	(2,876,593)	(4,147,267)	(557,915)	(1,710,961)